Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 29,606,430	$ 3,803,840	$ 25,125,372
Allowance for expected credit losses	(7,023,628)	(902,397)	(6,263,876)	$ (804,784)	$ (5,066,546)
Total	$ 22,582,802	$ 2,901,443	$ 18,861,496